Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

As of December 31, 2018 and 2017, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	2018	2017
Cash	831.885	620.145
Securities and time deposits	1.313.747	357.964
Cash and cash equivalents	2.145.632	978.109

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statement of cash flows, include at December 31, 2018 an amount of €5,002 (2017: €53,694) from collateral requirements towards an insurance company in North America that are not available for use.